Goodwill and Intangible Assets Definite-Lived Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 286	$ 290	$ 278
Definite-lived intangible assets, preliminary purchase accounting adjustments	66
Definite-lived intangible assets, impairment	(15)
Amortization of definite-lived intangible assets, next twelve months	277
Amortization of definite-lived intangible assets, year two	277
Amortization of definite-lived intangible assets, year three	277
Amortization of definite-lived intangible assets, year four	277
Amortization of definite-lived intangible assets, year five	$ 277